Schedule of reconciliation between statutory income tax and effective tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ (8,499,053)	$ (2,925,989)	$ (5,212,305)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ (2,124,763)	$ (731,497)	$ (1,303,076)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income tax expense/(credit)	Income tax expense/(credit)	Income tax expense/(credit)
Effect of preferential tax rates, percentage	(15.50%)
Effect of non-tax deductible expenses and loss		$ 166	$ 25
Effect of non-tax deductible expenses and loss, percentage	(0.00%)
Income tax expense		53,048	(27,273)
Effective tax rate, percentage
Deferred tax assets	$ 1,161,878	1,580,716	1,195,951
Valuation allowance	(1,161,878)	(1,580,716)	(1,195,951)
Deferred tax assets, net of valuation allowance
Deferred tax liability
Deferred tax assets, net
Effect of tax-exempt entity		294,740	23,825
Effect of previous year over-paid tax expenses
Effect of deductible prior year loss
Effect of tax loss not recognized		37,488	187,292
Effect of previous year over-accrued tax expenses
Effect of investment (income)/loss not recognized		(2,768)	271
Effect of impairment not recognized		454,919	1,064,390
Income tax expense/(credit)		53,048	(27,273)
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ (6,478,687)	$ (1,492,557)	$ (5,114,375)
PRC statutory income tax rate	25.00%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory income tax rate	16.50%
Income Tax Jurisdiction, Domestic Federal, State, and Local [Member] | CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Effect of preferential tax rates	$ 1,317,390
Effect of non-tax deductible expenses and loss	72
Change in valuation allowance	$ 329,275
Change in valuation allowance, percentage	3.90%
Income Tax Jurisdiction, Foreign [Member] | CAYMAN ISLANDS
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory income tax rate	5.60%
Provision for income taxes at statutory tax rate	$ 475,202
Income Tax Jurisdiction, Foreign [Member] | HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory income tax rate	(0.00%)
Provision for income taxes at statutory tax rate	$ 562
Effect of non-tax deductible expenses and loss	$ 1,091
Effect of non-tax deductible expenses and loss, percentage	(0.00%)
Income Tax Jurisdiction, Foreign [Member] | SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory income tax rate	(0.00%)
Provision for income taxes at statutory tax rate	$ 270
Effect of non-tax deductible expenses and loss	$ 574
Effect of non-tax deductible expenses and loss, percentage	(0.00%)
Income Tax Jurisdiction, Foreign [Member] | UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory income tax rate	(0.00%)
Provision for income taxes at statutory tax rate	$ 52
Effect of non-tax deductible expenses and loss	$ 274
Effect of non-tax deductible expenses and loss, percentage	(0.00%)